Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income from continuing operations									$ 194,333	$ 175,752	$ 175,637
Less: preferred dividend requirements and redemption costs									(23,806)	(23,807)	(23,806)
Income from continuing operations available to common shareholders									$ 170,527	$ 151,945	$ 151,831
Weighted average number of shares outstanding, basic									58,138	54,244	48,028
Income from continuing operations, per basic share (in dollars per share)									$ 2.93	$ 2.80	$ 3.16
Income (loss) from discontinued operations									$ 199	$ 3,881	$ 4,589
Income (loss) from discontinued operations available to common shareholders									$ 199	$ 3,881	$ 4,589
Income (loss) from discontinued operations, per basic share (in dollars per share)									$ 0.01	$ 0.07	$ 0.10
Net income available to common shareholders of EPR Properties									$ 170,726	$ 155,826	$ 156,420
Earnings per share, basic (in dollars per share)	$ 0.78	$ 0.76	$ 0.75	$ 0.65	$ 0.82	$ 0.68	$ 0.65	$ 0.72	$ 2.94	$ 2.87	$ 3.26
Share options, shares									190	200	186
Income from continuing operations available to common shareholders, diluted									$ 170,527	$ 151,945	$ 151,831
Weighted average number of shares outstanding, diluted									58,328	54,444	48,214
Income from continuing operations, per diluted share (in dollars per share)									$ 2.92	$ 2.79	$ 3.15
Income (loss) from discontinuing operation available to common stockholders, diluted									$ 199	$ 3,881	$ 4,589
Income (loss) from discontinued operations, per diluted share (in dollars per share)									$ 0.01	$ 0.07	$ 0.09
Net income available to common shareholders, diluted									$ 170,726	$ 155,826	$ 156,420
Earnings per share, diluted (in dollars per share)	$ 0.78	$ 0.76	$ 0.75	$ 0.64	$ 0.81	$ 0.68	$ 0.65	$ 0.71	$ 2.93	$ 2.86	$ 3.24